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                          SUPPLEMENT DATED MAY 3, 1999
                   TO THE PROSPECTUS DATED SEPTEMBER 30, 1998

                         VAN KAMPEN AMERICAN VALUE FUND
                                  PORTFOLIO OF
                          VAN KAMPEN SERIES FUND, INC.
                           -------------------------

     The section of the Prospectus entitled "PROSPECTUS SUMMARY -- THE
COMPANY -- THE AMERICAN VALUE" and the section entitled "INVESTMENT OBJECTIVES AND POLICIES -- THE AMERICAN VALUE" are supplemented with the following:

     Effective May 3, 1999, Van Kampen American Value Fund will reopen to new investors for a limited time. Such offering of the Fund is limited in amount and may terminate without any prior notice.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE